Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Schedule of Key Management our Directors and Senior Vice Presidents

(CAD$ in millions)	2022	2021
Salaries, bonuses, director fees and other short-term benefits	$23	$21
Post-employment benefits	(7)	1
Share option compensation expense	12	12
Compensation expense related to Units	54	48
	$82	$82